                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN INTERNATIONAL GROWTH FUND
                        SUPPLEMENT DATED APRIL 18, 2008
          CLASS A SHARE, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007
                                      AND
                     CLASS I SHARES AND R SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007

     The Prospectuses are hereby supplemented as follows:

     (1) The first paragraph of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's International Growth team. The International Growth team consists of portfolio managers, a portfolio specialist and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Johannes B. van den Berg, a Managing Director of the Adviser, David Sugimoto, an Executive Director of the Adviser, and Brian Arcese, a Vice President of the Adviser. Mr. van den Berg is the lead manager of the Fund and Messrs. Sugimoto and Arcese are co-portfolio managers. Mr. van den Berg is responsible for the execution of the overall strategy of the Fund.

     (2) The following sentence is hereby added as the last sentence of the second paragraph of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT":

     Mr. Arcese has been associated with the Adviser in an investment management capacity since November 2006 and began managing the Fund in April 2008. Prior to November 2006, Mr. Arcese was an equity analyst at Blackrock from April 2005 to November 2006 and an equity analyst and manager of high net worth client portfolios at 1838 Investment Advisors from August 2001 to April 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     IGFSPT 4/08

                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN INTERNATIONAL GROWTH FUND

                        SUPPLEMENT DATED APRIL 18, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 28, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS", the first two paragraphs are hereby deleted in their entirety and replaced with the following:

     As of August 31, 2007, Johannes B. van den Berg managed six registered investment companies with a total of approximately $1.7 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $26.0 million in assets; and 133 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $90.0 million in assets.

     As of August 31, 2007, David Sugimoto managed six registered investment companies with approximately $1.7 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $26.0 million in assets; and 133 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $90.0 million in assets.

     As of March 31, 2008, Brian Arcese managed six registered investment companies with a total of approximately $1.2 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $1.3 billion in assets; and 3 other accounts (which includes separate accounts managed under certain "wrap fee programs") with a total of approximately $187.7 million in assets.

     (2) In the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS", is hereby deleted in its entirety and replaced with the following:

     As of August 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     Johannes B. van den Berg -- $100,001 -- $500,000

     David Sugimoto -- $100,001 -- $500,000

     As of March 31, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

     Brian Arcese -- None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  IGFSPTSAI 4/08